Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue (Details)	6 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Security guarding and screening services
Total	$ 107,912,380	$ 13,872,804	$ 91,845,615
Security systems and products and installation [Member]
Security-related engineering services
Revenue	54,123,745		43,719,185
Security systems maintenance services [Member]
Security-related engineering services
Revenue	10,941,037		9,861,830
Equipment leasing [Member]
Security-related engineering services
Revenue	2,321,530		2,628,120
Security guarding and screening services
Total	2,321,530		2,628,120
Security-related engineering services [Member]
Security-related engineering services
Revenue	67,386,312		56,209,135
Security guarding and screening services
Total	67,386,312		56,209,135
Security guarding services [Member]
Security-related engineering services
Revenue	33,454,343		29,206,933
Screening services [Member]
Security-related engineering services
Revenue	5,330,615		4,740,771
Related vocational training services [Member]
Security-related engineering services
Revenue	1,741,110		1,688,776
Security guarding and screening services [Member]
Security-related engineering services
Revenue	40,526,068		35,636,480
Security guarding and screening services
Total	40,526,068		35,636,480
By revenue type [Member]
Security guarding and screening services
Total	107,912,380		91,845,615
Goods and services transferred at a point in time [Member]
Security-related engineering services
Revenue	54,123,745		43,719,185
Services rendered over time [Member]
Security-related engineering services
Revenue	13,262,567		12,489,950
Security-related engineering services [Member]
Security-related engineering services
Revenue	67,386,312		56,209,135
Goods and services transferred at a point in time [Member]
Security-related engineering services
Revenue
Services rendered over time [Member]
Security-related engineering services
Revenue	40,526,068		35,636,480
Security guarding and screening services [Member]
Security-related engineering services
Revenue	40,526,068		35,636,480
By timing of revenue recognition [Member]
Security guarding and screening services
Total	$ 107,912,380		$ 91,845,615